[GE LOGO OMITTED]				 GE ASSET MANAGEMENT
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                    GE ASSET MANAGEMENT INCORPORATED
                    1600 SUMMER STREET P.O. BOX 7900
                    STAMFORD, CT 06905-7900



December 22, 2011


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	GE Institutional International Equity Fund
	GE Institutional Premier Growth Equity Fund
	GE Institutional U.S. Large-Cap Core Equity Fund
	GE Institutional U.S. Equity Fund
	GE Institutional S&P 500 Index Fund
	GE Institutional Strategic Investment Fund
	GE Institutional Income Fund
	GE Institutional Money Market Fund
	GE Institutional Small-Cap Value Equity Fund

	(Securities Act File No.  333-29337;
	Investment Company Act File No.  811-08257)

Ladies and Gentlemen:

On behalf of the above-Mentioned Funds and pursuant to Rule 24f-2 of the Investment Company Act of 1940,as amended, we hereby transmit for filing with the Securities and Exchange Commission the Trust's
Form 24f-2 Annual Notice of Securities Sold (the "Notice") pursuant to Rule 24f-2.As indicated in the Notice,the filing fee owed is $75,857.10.

Please contact the undersigned at (203) 326-4099 should you have any questions concerning this filing.


Sincerely,



/S/Arthur A. Jensen
-----------------
Arthur A. Jensen
Treasurer-GE Institutional Funds




                                                   -----------------------------
                                                           OMB APPROVAL
                                                   OMB NUMBER          3235-0456
                                                   EXPIRES:       March 31, 2012
                                                   ESTIMATED AVERAGE BURDEN
                                                   HOURS PER RESPONSE..........2
                                                   -----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
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1. NAME AND ADDRESS OF ISSUER:

                        GE Institutional Funds
                        c/o GE Asset Management Incorporated
                        1600 Summer Street
                        Stamford, CT  06905
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2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS
   FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES):

GE Institutional International Equity Fund
GE Institutional Premier Growth Equity Fund
GE Institutional U.S. Large-Cap Core Equity Fund
GE Institutional U.S. Equity Fund
GE Institutional S&P 500 Index Fund
GE Institutional Strategic Investment Fund
GE Institutional Income Fund
GE Institutional Money Market Fund
GE Institutional Small-Cap Value Equity Fund

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3. INVESTMENT COMPANY ACT FILE NUMBER:        811-08257


   SECURITIES ACT FILE NUMBER:         333-29337

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4(A). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

                           September 30, 2011

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4(B). __ CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN 90 CALENDAR
       DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).(SEE INSTRUCTION A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(C). ___ CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM

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SEC 2393 (9-97)

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5. CALCULATION OF REGISTRATION FEE:

   (I)   AGGREGATE SALE PRICE OF SECURITIES SOLD DURING
         THE FISCAL YEAR PURSUANT TO SECTION 24(F)             $4,347,088,850
   (II)  AGGREGATE PRICE OF SECURITIES REDEEMED OR
         REPURCHASED DURING THE FISCAL YEAR:                   $3,685,159,538
   (III) AGGREGATE PRICE OF SECURITIES REDEEMED OR
         REPURCHASED DURING ANY PRIOR FISCAL YEAR ENDING
         NO EARLIER THAN OCTOBER 11, 1995 THAT WERE NOT
         PREVIOUSLY USED TO REDUCE REGISTRATION FEES
         PAYABLE TO THE COMMISSION:                            $0

   (IV)  TOTAL AVAILABLE REDEMPTION CREDITS
`         (ADD ITEMS 5 (II) AND 5 (III)                        $3,685,159,538

   (V)   NET SALES - IF ITEM 5(I) IS GREATER THAN
         ITEM 5(IV) (SUBTRACT ITEM 5(IV) FROM ITEM 5(I):       $661,929,313

   -----------------------------------------------------------------------------
   (VI)   REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS  $ ( -0-)
         -IF ITEM 5(I) IS LESS THAN ITEM 5(IV) [SUBTRACT ITEM       ----------
          5(IV) FROM ITEM 5(I)]:
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   (VII) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
         INSTRUCTION C.9):                                          X 0.0001146

   (VIII)REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY ITEM
         5(VII)] (ENTER "0" IF NO FEE IS DUE):                      =$75,857.10
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6. PREPAID SHARES

   IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE [EFFECTIVE DATE OF RESCISSION OF RULE 24E-2], THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE: N/A . IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE: N/A .
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7. INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS
   AFTER THE END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                                                    +$0
                                                                     -----------
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8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY
   INTEREST DUE [LINE 5(VIII) PLUS LINE 7]:
                                                                    =$75,857.10
                                                                     -----------
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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
   COMMISSION'S LOCKBOX DEPOSITORY: 12/22/11

                  METHOD OF DELIVERY:

                                 X    Wire Transfer
                                ---
                                      MAIL OR OTHER MEANS
                                ---
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SEC 2393 (9-97)

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY (SIGNATURE AND TITLE)* /S/Arthur A. Jensen
                          -----------------------------
                          Arthur A. Jensen, Treasurer
                          -----------------------------

DATE:  December 22, 2011

*PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE